UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

April 30, 2010

1.800344.106

NFS-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 5,400,000	$ 5,400,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	4,000,000	4,000,000
Florida - 0.2%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.35%, LOC Bank of America NA, VRDN (a)(d)	1,500,000	1,500,000
Sunshine State Govt. Fing. Commission Rev. Series L, 0.34% 5/5/10, LOC Dexia Cr. Local de France, CP	4,416,000	4,416,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.52%, LOC Wells Fargo Bank NA, VRDN (a)(d)	2,500,000	2,500,000
		8,416,000
Maryland - 0.1%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.49%, LOC RBS Citizens NA, VRDN (a)	3,600,000	3,600,000
Massachusetts - 0.3%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	14,600,000	14,600,000
Nevada - 0.2%
Clark County Arpt. Rev. Series 2008 D2, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	5,900,000	5,900,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A2, 0.35%, LOC Bayerische Landesbank, VRDN (a)(d)	5,900,000	5,900,000
		11,800,000
New York - 82.5%
Albany Gen. Oblig. BAN 2% 8/27/10	14,645,000	14,701,815
Brookhaven Gen. Oblig. BAN Series 2009, 1.75% 6/24/10	27,000,000	27,051,057
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.5%, LOC HSBC Bank USA, NA, VRDN (a)(d)	1,825,000	1,825,000
Commack Union Free School District TAN 1.5% 6/30/10	22,500,000	22,536,846
Copiague Union Free School District TAN 1.5% 6/25/10	14,700,000	14,721,583
Depew Union Free School District BAN:
Series A, 2% 6/2/10	15,000,000	15,014,334
1.5% 1/13/11	15,000,000	15,092,351
Municipal Securities - continued
	Principal Amount	Value
New York - continued
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 0.41%, LOC HSBC Bank USA, NA, VRDN (a)(d)	$ 9,425,000	$ 9,425,000
Eastport-South Manor Central School District TAN 2% 6/25/10	10,000,000	10,020,138
Evans-Brant (Lake Shore) Central School District BAN Series 2010, 1.5% 2/17/11	5,600,000	5,640,970
Great Neck Union Free School District TAN 1.5% 6/23/10	2,000,000	2,002,958
Greece Central School District BAN Series 2009, 1.5% 12/30/10	12,000,000	12,080,290
Hampton Bays Union Free School District TAN 1.5% 6/23/10	12,900,000	12,914,561
Haverstraw BAN Series 2010 A, 1.5% 3/11/11	18,520,000	18,692,865
Herricks Union Free School District TAN 1.5% 6/25/10	11,000,000	11,015,350
Islip Gen. Oblig. BAN 1.5% 10/14/10	6,675,000	6,709,392
Jericho Union Free School District TAN 1.5% 6/18/10	10,000,000	10,013,341
Lindenhurst Unified Free School District TAN 1.5% 6/23/10	20,300,000	20,329,910
Middle Country Century School District TAN 1.5% 6/30/10	19,800,000	19,832,195
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	6,750,000	6,750,000
Monroe County Indl. Dev. Agcy. Rev. (Advent Tool & Mold Proj.) Series 1990 D, 0.5%, LOC HSBC Bank USA, NA, VRDN (a)(d)	160,000	160,000
Monroe Tobacco Asset Securitization Corp. Bonds Series 2000, 6.625% 6/1/42 (Pre-Refunded to 6/1/10 @ 101) (e)	15,395,000	15,629,336
Monroe Woodbury Central School District BAN Series 2009, 1.75% 11/12/10	3,873,500	3,891,948
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.31%, LOC Bank of America NA, VRDN (a)	12,650,000	12,650,000
Nassau County Interim Fin. Auth. Series 2008 B, 0.3% (Liquidity Facility KBC Bank NV), VRDN (a)	111,550,000	111,550,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.33%, tender 5/28/10, LOC Wells Fargo Bank NA (a)	12,600,000	12,600,000
Series 2009 D2, 0.3%, tender 7/7/10, LOC JPMorgan Chase Bank (a)	13,175,000	13,175,000
New York City Gen. Oblig.:
Participating VRDN:
ROC II R 11636, 0.31% (Liquidity Facility Citibank NA) (a)(f)	7,760,000	7,760,000
Series BA 08 1052, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	4,425,000	4,425,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series BA 08 1064, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	$ 18,050,000	$ 18,050,000
Series Putters 2949, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	14,170,000	14,170,000
Series Putters 2951, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,065,000	3,065,000
Series Putters 3118, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,180,000	5,180,000
Series Putters 3198, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,665,000	10,665,000
Series Putters 3217, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	16,905,000	16,905,000
Series 1995 B9, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	9,700,000	9,700,000
Series 1995 F3, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	22,375,000	22,375,000
Series 1995 F5, 0.29%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	30,000	30,000
Series 2004 A2, 0.32%, LOC Bank of America NA, VRDN (a)	14,400,000	14,400,000
Series 2004 A6, 0.29%, LOC Landesbank Baden-Wuert, VRDN (a)	17,225,000	17,225,000
Series 2004 H5, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	1,450,000	1,450,000
Series 2004 H6, 0.3%, LOC Bank of America NA, VRDN (a)	29,365,000	29,365,000
Series 2006 I4, 0.29%, LOC Bank of New York, New York, VRDN (a)	1,760,000	1,760,000
Series 2006 I8, 0.28%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Series 2008 J11, 0.32% (Liquidity Facility KBC Bank NV), VRDN (a)	17,700,000	17,700,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.3%, LOC RBS Citizens NA, VRDN (a)	15,000,000	15,000,000
(Cook Street Apts. Proj.) Series A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(d)	8,180,000	8,180,000
(Pitt Street Residence Proj.) Series A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(d)	31,000,000	31,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,430,000	5,430,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(89 Murray St. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	$ 4,000,000	$ 4,000,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.32%, LOC Citibank NA, VRDN (a)(d)	23,500,000	23,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	18,000,000	18,000,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.32%, LOC Citibank NA, VRDN (a)(d)	6,000,000	6,000,000
(Related-Upper East Proj.) Series A, 0.4%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	57,000,000	57,000,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.29%, LOC Freddie Mac, VRDN (a)(d)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.29%, LOC Freddie Mac, VRDN (a)(d)	26,500,000	26,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.32%, LOC Citibank NA, VRDN (a)(d)	1,500,000	1,500,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	20,000,000	20,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	15,200,000	15,200,000
(Morris Avenue Apts. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	39,400,000	39,400,000
(One Columbus Place Dev. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	34,100,000	34,100,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.32%, LOC Fannie Mae, VRDN (a)(d)	54,700,000	54,700,000
(Rivereast Apts. Proj.) Series A, 0.29%, LOC Freddie Mac, VRDN (a)(d)	45,550,000	45,550,000
(Sierra Dev. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	40,000,000	40,000,000
(West 43rd Street Proj.) Series 1999 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	24,200,000	24,200,000
Series 2008 A, 0.32%, LOC Freddie Mac, VRDN (a)(d)	71,550,000	71,550,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Casa Proj.) Series 2000, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	9,550,000	9,550,000
(Planned Parenthood Proj.) 0.3%, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Korean Airlines Proj.):
Series 1997 A, 0.3%, LOC HSBC Bank USA, NA, VRDN (a)(d)	$ 31,400,000	$ 31,400,000
Series 1997 B, 0.3%, LOC HSBC Bank USA, NA, VRDN (a)(d)	14,800,000	14,800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
ROC II R 11678, 0.31% (Liquidity Facility Citibank NA) (a)(f)	5,465,000	5,465,000
Series 07 1038, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	35,770,000	35,770,000
Series BA 08 1192, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	2,750,000	2,750,000
Series BA 08 1206, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	4,400,000	4,400,000
Series BBT 08 15, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	18,910,000	18,910,000
Series BC 09 39B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(f)	5,295,000	5,295,000
Series BC 10 29W, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(f)	5,000,000	5,000,000
Series EGL 06 74 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(f)	13,000,000	13,000,000
Series EGL 07 0157, 0.31% (Liquidity Facility Citibank NA) (a)(f)	14,000,000	14,000,000
Series EGL 7050083 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(f)	28,015,000	28,015,000
Series Floaters 3129, 0.31% (Liquidity Facility Morgan Stanley) (a)(f)	18,700,000	18,700,000
Series Merlots 00 DDD, 0.3% (Liquidity Facility Wells Fargo Bank NA) (a)(f)	35,150,000	35,150,000
Series Putters 1289, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,835,000	3,835,000
Series Putters 2559, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,555,000	3,555,000
Series Putters 3026, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,780,000	1,780,000
Series Putters 3092, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	21,500,000	21,500,000
Series Putters 3384, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,875,000	1,875,000
Series Putters 3465, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3482, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	$ 7,745,000	$ 7,745,000
Series Putters 3496Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,025,000	8,025,000
Series Putters 3497Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	13,260,000	13,260,000
Series Putters 3557, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,075,000	4,075,000
Series Putters 3587, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,825,000	10,825,000
Series Putters 998, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	20,280,000	20,280,000
Series ROC II R 11249, 0.31% (Liquidity Facility Citibank NA) (a)(f)	10,185,000	10,185,000
Series ROC II R 406, 0.31% (Liquidity Facility Citibank NA) (a)(f)	25,075,000	25,075,000
Series ROC II R 441, 0.31% (Liquidity Facility Citibank NA) (a)(f)	13,500,000	13,500,000
Series ROC II R380, 0.31% (Liquidity Facility Citibank NA) (a)(f)	13,300,000	13,300,000
Series 2008 B1, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,200,000	2,200,000
Series 7, 0.3% 5/3/10, CP	50,400,000	50,400,000
Series 8, 0.3% 5/13/10, CP	50,600,000	50,600,000
Series F2, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	23,525,000	23,525,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	5,000,000	5,000,000
Series BA 08 1079, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	5,000,000	5,000,000
Series BA 08 3505, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	4,035,000	4,035,000
Series Putters 3218, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,300,000	5,300,000
Series Putters 3544, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,655,000	10,655,000
Series 1999 A2, 0.25% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (a)	17,600,000	17,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2001 A, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 20,100,000	$ 20,100,000
Series 2003 1B, 0.31% (Liquidity Facility Societe Generale), VRDN (a)	800,000	800,000
Series 2003 1E, 0.29% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	6,300,000	6,300,000
Series 2003 2B, 0.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	22,400,000	22,400,000
Series 2003 C3, 0.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,000,000	2,000,000
Series 2007 A3, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	9,005,000	9,005,000
New York City Trust Cultural Resources Rev.:
Participating VRDN Series Putters 3680, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,500,000	3,500,000
(The Pierpont Morgan Library Proj.) Series 2004, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds Series 2010 A, 1.5% 2/15/11	8,175,000	8,247,024
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series BA 08 1189, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	6,750,000	6,750,000
Series Putters 3239, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,075,000	5,075,000
Series Putters 3281Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,015,000	7,015,000
Series Putters 3518, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,240,000	6,240,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series PT 4623, 0.3% (Liquidity Facility Deutsche Postbank AG) (a)(f)	17,710,000	17,710,000
Series Putters 3382, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,995,000	4,995,000
Series Putters 3383, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,500,000	8,500,000
Series ROC II R 11722, 0.31% (Liquidity Facility Citibank NA) (a)(f)	1,735,000	1,735,000
Series SGA 01 132, 0.3% (Liquidity Facility Societe Generale) (a)(f)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Proj.) Series 2008 C, 0.31%, LOC Bank of America NA, VRDN (a)	$ 55,550,000	$ 55,550,000
(College of New Rochelle Proj.) Series 2008, 0.38%, LOC RBS Citizens NA, VRDN (a)	19,700,000	19,700,000
(Culinary Institute of America Proj.) Series 2004 D, 0.29%, LOC TD Banknorth, NA, VRDN (a)	4,775,000	4,775,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.3%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	7,775,000	7,775,000
(Pratt Institute Proj.) Series 2009 A, 0.29%, LOC TD Banknorth, NA, VRDN (a)	10,000,000	10,000,000
(Rockefeller Univ. Proj.) Series 2009 B, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	1,300,000	1,300,000
(The Culinary Institute of America Proj.) Series 2004 C, 0.29%, LOC TD Banknorth, NA, VRDN (a)	1,400,000	1,400,000
(Univ. of Rochester Proj.):
Series 2006 B1, 0.31%, LOC Bank of America NA, VRDN (a)	11,050,000	11,050,000
Series 2008 A1, 0.29%, LOC Bank of America NA, VRDN (a)	20,130,000	20,130,000
New York Dorm. Authoirty Personal Income Tax Rev. Participating VRDN Series BA 08 1148, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	7,500,000	7,500,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	12,300,000	12,300,000
Series 2000 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
(1500 Lexington Avenue Proj.) Series A, 0.36%, LOC Fannie Mae, VRDN (a)(d)	15,475,000	15,475,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.25%, LOC Fannie Mae, VRDN (a)	5,075,000	5,075,000
(320 West 38th Street Hsg. Proj.) Series 2009 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	1,980,000	1,980,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	9,600,000	9,600,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	17,450,000	17,450,000
Series 2002 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	15,800,000	15,800,000
Series 2004 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	8,500,000	8,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(360 West 43rd Street Hsg. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (a)(d)	$ 9,900,000	$ 9,900,000
(42nd and 10th Hsg. Proj.) Series 2008 A, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	45,500,000	45,500,000
(455 West 37th Street Hsg. Proj.) Series A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	78,600,000	78,600,000
(505 West 37th Street Proj.) Series 2008 A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	19,700,000	19,700,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 0.29%, LOC Bank of New York, New York, VRDN (a)(d)	231,100,000	231,100,000
Series 2008 A, 0.25%, LOC Bank of New York, New York, VRDN (a)(d)	100,000,000	100,000,000
(66 West 38th Street Hsg. Proj.) Series A:
0.29%, LOC Fannie Mae, VRDN (a)(d)	30,300,000	30,300,000
0.31%, LOC Fannie Mae, VRDN (a)(d)	4,750,000	4,750,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	10,000,000	10,000,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	1,320,000	1,320,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.29%, LOC Freddie Mac, VRDN (a)(d)	40,000,000	40,000,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.29%, LOC Freddie Mac, VRDN (a)(d)	54,400,000	54,400,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.25%, LOC Freddie Mac, VRDN (a)(d)	13,000,000	13,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.29%, LOC Freddie Mac, VRDN (a)(d)	14,925,000	14,925,000
(Helena Hsg. Proj.) Series 2003 A, 0.32%, LOC Fannie Mae, VRDN (a)(d)	30,000,000	30,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	33,530,000	33,530,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.29%, LOC Freddie Mac, VRDN (a)(d)	30,770,000	30,770,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	148,400,000	148,400,000
(Saville Hsg. Proj.) Series 2002 A, 0.29%, LOC Freddie Mac, VRDN (a)(d)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.33%, LOC Freddie Mac, VRDN (a)(d)	16,000,000	16,000,000
(Shore Hill Hsg. Proj.) Series 2008 A, 0.25%, LOC Freddie Mac, VRDN (a)	20,300,000	20,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(South Cove Plaza Proj.) Series A, 0.36%, LOC Freddie Mac, VRDN (a)(d)	$ 19,300,000	$ 19,300,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (a)(d)	19,300,000	19,300,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.25%, LOC Freddie Mac, VRDN (a)(d)	31,800,000	31,800,000
(Union Square South Proj.) Series 1996 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	26,300,000	26,300,000
(West 37th St. Hsg. Proj.) Series 2008 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,900,000	9,900,000
(West 38th Street Hsg. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	2,300,000	2,300,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 B, 0.25%, LOC BNP Paribas SA, VRDN (a)	6,600,000	6,600,000
Series 2003 E, 0.25%, LOC BNP Paribas SA, VRDN (a)	1,800,000	1,800,000
Series 2003 L, 0.29%, LOC Bank of America NA, VRDN (a)	30,400,000	30,400,000
Series 2003 M1, 0.29%, LOC Bank of America NA, VRDN (a)	22,200,000	22,200,000
Series 2003 M2, 0.29%, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
New York Local Govt. Assistance Corp. Series 2008 BV2, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	80,690,000	80,690,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2008 B2, 0.31%, LOC BNP Paribas SA, VRDN (a)	12,000,000	12,000,000
Series 2008 B3, 0.31%, LOC Lloyds TSB Bank PLC, VRDN (a)	5,060,000	5,060,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 E1, 0.29%, LOC Fortis Banque SA, VRDN (a)	10,000,000	10,000,000
Series 2005 E2, 0.31%, LOC Fortis Banque SA, VRDN (a)	22,100,000	22,100,000
Series A, 0.3% 6/14/10, LOC ABN-AMRO Bank NV, CP	17,800,000	17,800,000
Series B, 0.35% 6/7/10, LOC ABN-AMRO Bank NV, CP	51,100,000	51,100,000
Series C:
0.3% 7/8/10, LOC ABN-AMRO Bank NV, CP	29,200,000	29,200,000
0.35% 5/4/10, LOC ABN-AMRO Bank NV, CP	25,800,000	25,800,000
New York Pwr. Auth.:
Series 1:
0.25% 5/3/10, CP	5,000,000	5,000,000
0.27% 5/3/10, CP	18,792,000	18,792,000
0.3% 5/3/10, CP	23,600,000	23,600,000
0.3% 5/3/10, CP	3,195,000	3,195,000
0.3% 6/4/10, CP	29,828,000	29,828,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 1:
0.3% 6/9/10, CP	$ 25,250,000	$ 25,250,000
0.3% 7/8/10, CP	2,000,000	2,000,000
0.34% 7/14/10, CP	10,000,000	10,000,000
Series 2, 0.28% 6/3/10, CP	3,290,000	3,290,000
New York State Dorm. Auth. Lease Rev. Bonds Series A, 5.25% 5/15/10	1,400,000	1,402,321
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. Proj.):
Series 2004 C1, 0.3%, LOC Mizuho Corporate Bank Ltd., VRDN (a)(d)	16,800,000	16,800,000
Series 2004 C3, 0.28%, LOC Mizuho Corporate Bank Ltd., VRDN (a)(d)	5,000,000	5,000,000
Series C2, 0.33%, LOC Mizuho Corporate Bank Ltd., VRDN (a)(d)	28,000,000	28,000,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series 1994 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	12,500,000	12,500,000
New York State Gen. Oblig. Bonds Series 2010 A, 2% 3/1/11	14,990,000	15,197,879
New York Thruway Auth. Gen. Rev. Participating VRDN Series 07 102, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	2,000,000	2,000,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2002 A, 5.25% 4/1/11	1,340,000	1,398,758
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2010 A, 3% 4/1/11	18,290,000	18,725,834
New York Urban Dev. Corp. Rev.:
Participating VRDN Series Putters 2750, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	9,055,000	9,055,000
Series 2008 A1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	5,600,000	5,600,000
North Babylon Union Free School District TAN 1.5% 6/23/10	11,000,000	11,017,737
Onondaga County Trust for Cultural Resources Rev. (Syracuse Univ. Proj.) Series 2010 A, 0.29%, LOC Bank of America NA, VRDN (a)	12,000,000	12,000,000
Palmyra-Macedon Central School District BAN 1.5% 6/17/10	10,300,000	10,308,671
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.45%, LOC Citibank NA, VRDN (a)(d)	1,100,000	1,100,000
Rockville Ctr. Union Free School District TAN 1.5% 6/25/10	10,000,000	10,014,367
Roslyn Union Free School District TAN 2% 6/25/10	10,000,000	10,023,015
Rotterdam-Mohonasen Central School District BAN 2% 7/9/10	14,100,000	14,127,988
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Schenectady Gen. Oblig. BAN Series 2009, 2.5% 5/21/10	$ 17,400,000	$ 17,407,399
Sewanhaka Central High School District Gen. Oblig. TAN 1.5% 6/23/10	9,000,000	9,012,388
Tarrytown Union Free School District BAN 1.5% 8/13/10	20,000,000	20,056,075
Tobacco Settlement Fing. Corp. Bonds Series 2008 B, 5% 6/1/10	5,000,000	5,015,955
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.33% (Liquidity Facility Morgan Stanley) (a)(f)	6,975,000	6,975,000
Series Putters 3093, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	11,465,000	11,465,000
Series Putters 3330, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	24,485,000	24,485,000
Series 2002 F, 0.27% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	2,925,000	2,925,000
Series 2003 B, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,245,000	10,245,000
Series 2005 B2, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,700,000	7,700,000
Series 2005 B3, 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	54,955,000	54,955,000
Ulster County Gen. Oblig. BAN Series 2009, 1.5% 11/19/10	13,924,300	14,002,516
Union-Endicott Central School District BAN Series 2009, 2% 8/13/10	13,600,000	13,634,942
Watertown Enlarged City School District BAN 1.5% 9/17/10	10,550,000	10,586,541
West Seneca Central School District BAN 1.5% 12/1/10	5,750,000	5,775,419
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	13,350,000	13,350,000
Yorktown Central School District BAN Series 2010, 1.5% 3/2/11	8,300,000	8,374,558
		4,038,165,627
New York & New Jersey - 7.1%
Port Auth. of New York & New Jersery Participating VRDN Series WF 08 2C, 0.37% (Liquidity Facility Wells Fargo & Co.) (a)(d)(f)	8,710,000	8,710,000
Port Auth. of New York & New Jersey:
Bonds 126th Series, 5.5% 11/15/10 (d)	12,530,000	12,867,873
Participating VRDN:
Series BA 07 1043, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	2,175,000	2,175,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series BA 08 1055, 0.37% (Liquidity Facility Bank of America NA) (a)(d)(f)	$ 15,580,000	$ 15,580,000
Series BA 08 1066, 0.37% (Liquidity Facility Bank of America NA) (a)(d)(f)	8,205,000	8,205,000
Series BA 08 1067, 0.37% (Liquidity Facility Bank of America NA) (a)(d)(f)	16,840,000	16,840,000
Series BA 08 1107, 0.37% (Liquidity Facility Bank of America NA) (a)(d)(f)	8,085,000	8,085,000
Series BA 09 1213, 0.3% (Liquidity Facility Bank of America NA) (a)(f)	7,300,000	7,300,000
Series EGL 06 107 Class A, 0.36% (Liquidity Facility Citibank NA) (a)(d)(f)	81,600,000	81,600,000
Series Putters 1546, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	12,335,000	12,335,000
Series Putters 2945, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	1,665,000	1,665,000
Series Putters 3090, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	5,550,000	5,550,000
Series Putters 3114, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	15,790,000	15,790,000
Series Putters 3115, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	6,660,000	6,660,000
Series Putters 3523, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	7,365,000	7,365,000
Series ROC II R 11715, 0.36% (Liquidity Facility Citibank NA) (a)(d)(f)	11,250,000	11,250,000
Series ROC II R 11743, 0.36% (Liquidity Facility Citibank NA) (a)(d)(f)	5,605,000	5,605,000
Series ROC II R 238, 0.36% (Liquidity Facility Citibank NA) (a)(d)(f)	6,925,000	6,925,000
Series ROC II R 664, 0.31% (Liquidity Facility Citibank NA) (a)(f)	5,140,000	5,140,000
Series 1991 2, 0.38%, VRDN (a)(d)(g)	6,400,000	6,400,000
Series 2004 3, 0.36%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 0.44%, VRDN (a)(d)	3,540,000	3,540,000
Series A:
0.35% 5/3/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	18,925,000	18,925,000
0.37% 6/11/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	49,685,000	49,685,000
0.41% 5/7/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	2,050,000	2,050,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series A:
0.45% 5/12/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	$ 2,425,000	$ 2,425,000
Series B:
0.3% 5/3/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	6,090,000	6,090,000
0.36% 7/9/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	11,480,000	11,480,000
		345,607,873
Ohio - 0.8%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	30,600,000	30,600,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.4%, VRDN (a)	1,000,000	1,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.44%, LOC RBS Citizens NA, VRDN (a)	6,300,000	6,300,000
		37,900,000
Pennsylvania - 0.2%
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,700,000	4,700,000
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (a)	3,455,000	3,455,000
		8,155,000
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.28%, LOC RBS Citizens NA, VRDN (a)	22,755,000	22,755,000
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Ceramics LLC Proj.) 0.47%, LOC Wells Fargo Bank NA, VRDN (a)(d)	2,000,000	2,000,000
Texas - 0.3%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.31%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D3, 0.3%, LOC Compass Bank, VRDN (a)	$ 3,625,000	$ 3,625,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.55%, VRDN (a)(d)	10,000,000	10,000,000
		17,625,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.34%, LOC Fortis Banque SA, VRDN (a)(d)	5,000,000	5,000,000
	Shares
Other - 7.2%
Fidelity Municipal Cash Central Fund, 0.30% (b)(c)	355,254,000	355,254,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $4,880,278,500)		4,880,278,500
NET OTHER ASSETS - 0.3%		14,700,670
NET ASSETS - 100%		$ 4,894,979,170
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.38%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 197,614
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2010, the cost of investment securities for income tax purposes was $4,880,278,500.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New York AMT Tax-Free
Money Market Fund

New York AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2010

1.800352.106

SNM-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount	Value
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 2,500,000	$ 2,500,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,900,000	1,900,000
Florida - 0.8%
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.36%, LOC Northern Trust Co., Chicago, VRDN (a)	5,500,000	5,500,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.36%, LOC Bank of Scotland PLC, VRDN (a)	8,200,000	8,200,000
		13,700,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series BA 08 1205, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	4,170,000	4,170,000
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev. (Worcester Polytechnic Institute Proj.) Series A, 0.32%, LOC TD Banknorth, NA, VRDN (a)	7,745,000	7,745,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	3,300,000	3,300,000
		11,045,000
Nevada - 0.2%
Clark County Arpt. Rev. Series 2008 D2, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	2,800,000	2,800,000
New York - 86.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.32%, LOC Bank of America NA, VRDN (a)	6,745,000	6,745,000
Battery Park City Auth. Rev. Participating VRDN Series BC 10 1B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(d)	4,700,000	4,700,000
Brookhaven Gen. Oblig. BAN Series 2009, 1.75% 6/24/10	12,125,000	12,147,928
Commack Union Free School District TAN 1.5% 6/30/10	10,500,000	10,517,195
Connetquot Central School District TAN 1.5% 6/30/10	15,000,000	15,026,336
East Aurora Union Free School District BAN 1.5% 2/11/11	20,847,864	21,013,634
Greene Co. Gen. Oblig. BAN Series 2009, 2% 12/17/10	12,000,000	12,111,307
Haverstraw BAN Series 2010 A, 1.5% 3/11/11	7,500,000	7,570,005
Islip Union Free School District TAN 2% 6/25/10	15,000,000	15,030,132
Kings Park Central School District TAN 1.5% 6/25/10	14,200,000	14,221,152
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	$ 24,450,000	$ 24,450,000
Lindenhurst Unified Free School District TAN 1.5% 6/23/10	9,700,000	9,714,292
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2006 F, 5% 5/1/11	7,300,000	7,608,517
Middle Country Century School District TAN 1.5% 6/30/10	9,200,000	9,214,959
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.31%, LOC Bank of America NA, VRDN (a)	7,550,000	7,550,000
Nassau County Interim Fin. Auth. Series 2008 B, 0.3% (Liquidity Facility KBC Bank NV), VRDN (a)	3,450,000	3,450,000
Nassau Health Care Corp. Rev. Bonds Series 2009 D2, 0.3%, tender 7/7/10, LOC JPMorgan Chase Bank (a)	4,800,000	4,800,000
New York City Gen. Oblig.:
Bonds:
Series 2004 I, 5% 8/1/10	1,495,000	1,511,885
Series 2006 G, 5% 8/1/10	1,050,000	1,062,057
Series 2008 D1, 4% 12/1/10	1,000,000	1,020,205
Series 2009 B1, 4% 9/1/10	2,800,000	2,834,337
Participating VRDN:
Series BA 08 1052, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	12,895,000	12,895,000
Series BA 08 1064, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	13,040,000	13,040,000
Series BA 08 1131, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	9,715,000	9,715,000
Series Putters 2279, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,175,000	11,175,000
Series Putters 2951, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,460,000	4,460,000
Series Putters 3118, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,185,000	5,185,000
Series Putters 3282, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,650,000	6,650,000
Series 1993 E5, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Series 1994 A7, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	6,500,000	6,500,000
Series 1994 E5:
0.24%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
0.24%, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
Series 1995 B8, 0.29%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 1995 F5, 0.29%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 12,370,000	$ 12,370,000
Series 2003 G2, 0.26%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	7,995,000	7,995,000
Series 2004 A2, 0.32%, LOC Bank of America NA, VRDN (a)	14,650,000	14,650,000
Series 2004 A3, 0.25%, LOC BNP Paribas SA, VRDN (a)	22,375,000	22,375,000
Series 2004 H5, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	4,650,000	4,650,000
Series 2006 I4, 0.29%, LOC Bank of New York, New York, VRDN (a)	8,300,000	8,300,000
Series 2006 I8, 0.28%, LOC Bank of America NA, VRDN (a)	9,500,000	9,500,000
Series 2008 J10, 0.27% (Liquidity Facility BNP Paribas SA), VRDN (a)	2,510,000	2,510,000
Series 2008 J11, 0.32% (Liquidity Facility KBC Bank NV), VRDN (a)	9,600,000	9,600,000
Series 2008 J7, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	33,150,000	33,150,000
Series 2008 J8, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	4,600,000	4,600,000
Series I6, 0.27%, LOC California Teachers Retirement Sys., VRDN (a)	14,230,000	14,230,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.3%, LOC RBS Citizens NA, VRDN (a)	12,500,000	12,500,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.25%, LOC Fannie Mae, VRDN (a)	22,500,000	22,500,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	6,200,000	6,200,000
(Casa Proj.) Series 2000, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	1,720,000	1,720,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	2,750,000	2,750,000
Series BA 08 1206, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	4,400,000	4,400,000
Series BBT 08 15, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series Floaters 3129, 0.31% (Liquidity Facility Morgan Stanley) (a)(d)	$ 8,260,000	$ 8,260,000
Series Putters 3092, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,405,000	13,405,000
Series Putters 3223, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,430,000	12,430,000
Series Putters 3231Z, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,500,000	1,500,000
Series Putters 3384, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,870,000	1,870,000
Series Putters 3484, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series Putters 3557, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,990,000	5,990,000
Series ROC II R 10381, 0.31% (Liquidity Facility Citibank NA) (a)(d)	6,105,000	6,105,000
Series ROC II R 11264, 0.31% (Liquidity Facility Citibank NA) (a)(d)	4,015,000	4,015,000
Series ROC II R 406, 0.31% (Liquidity Facility Citibank NA) (a)(d)	16,870,000	16,870,000
Series 2006 AA1, 0.27% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	5,500,000	5,500,000
Series 7, 0.3% 5/3/10, CP	21,100,000	21,100,000
Series 8, 0.3% 5/13/10, CP	21,100,000	21,100,000
Series AA3, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,400,000	2,400,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	5,000,000	5,000,000
Series BA 08 1079, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	5,000,000	5,000,000
Series BA 08 1190, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	5,610,000	5,610,000
Series 2001 B, 0.24% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,500,000	3,500,000
Series 2003 1A, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,000,000	4,000,000
Series 2003 1E, 0.29% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,585,000	4,585,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 2A, 0.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 7,945,000	$ 7,945,000
Series 2003 C3, 0.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	6,000,000	6,000,000
Series 2006 A3, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	9,285,000	9,285,000
Series 2007 A3, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,450,000	2,450,000
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A2, 0.26%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3323, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,970,000	3,970,000
Series Putters 3518, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,245,000	5,245,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series BBT 08 18, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	15,410,000	15,410,000
Series EGL 06 47 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(d)	51,905,000	51,905,000
Series EGL 07 0066, 0.31% (Liquidity Facility Citibank NA) (a)(d)	10,600,000	10,600,000
Series PT 4639, 0.3% (Liquidity Facility Deutsche Postbank AG) (a)(d)	9,255,000	9,255,000
Series Putters 1955, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,600,000	12,600,000
Series ROC II R 11722, 0.31% (Liquidity Facility Citibank NA) (a)(d)	5,235,000	5,235,000
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.3%, LOC HSBC Bank USA, NA, VRDN (a)	2,470,000	2,470,000
(City Univ. Proj.) Series 2008 C, 0.31%, LOC Bank of America NA, VRDN (a)	39,900,000	39,900,000
(College of New Rochelle Proj.) Series 2008, 0.38%, LOC RBS Citizens NA, VRDN (a)	16,300,000	16,300,000
(Culinary Institute of America Proj.) Series 2004 D, 0.29%, LOC TD Banknorth, NA, VRDN (a)	3,075,000	3,075,000
(Mental Health Svcs. Facilities Impt. Proj.) Series 2003 D2H, 0.27%, LOC Royal Bank of Canada, VRDN (a)	2,100,000	2,100,000
(Pratt Institute Proj.) Series 2009 A, 0.29%, LOC TD Banknorth, NA, VRDN (a)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(The Culinary Institute of America Proj.) Series 2006, 0.29%, LOC TD Banknorth, NA, VRDN (a)	$ 8,550,000	$ 8,550,000
(Univ. of Rochester Proj.):
Series 2003 C, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	7,700,000	7,700,000
Series 2008 A1, 0.29%, LOC Bank of America NA, VRDN (a)	10,900,000	10,900,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3155, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,810,000	6,810,000
Series Putters 3376, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
Series ROC II R 11840, 0.31% (Liquidity Facility Citibank NA) (a)(d)	3,600,000	3,600,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(320 West 38th Street Hsg. Proj.):
Series 2008 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	37,000,000	37,000,000
Series 2009 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	19,510,000	19,510,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	9,100,000	9,100,000
(42nd and 10th Hsg. Proj.) Series 2008 A, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	35,500,000	35,500,000
(505 West 37th Street Proj.) Series 2009 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	12,500,000	12,500,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.31%, LOC Fannie Mae, VRDN (a)	48,000,000	48,000,000
(West 37th St. Hsg. Proj.) Series 2009 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	8,400,000	8,400,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 B, 0.25%, LOC BNP Paribas SA, VRDN (a)	24,500,000	24,500,000
Series 2003 I, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,500,000	6,500,000
Series 2003 L, 0.29%, LOC Bank of America NA, VRDN (a)	17,170,000	17,170,000
Series 2003 M1, 0.29%, LOC Bank of America NA, VRDN (a)	7,800,000	7,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Local Govt. Assistance Corp.:
Series 2008 B3V, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 21,165,000	$ 21,165,000
Series 2008 BV2, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	16,600,000	16,600,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2008 B1, 0.31%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	9,000,000	9,000,000
Series 2008 B2, 0.31%, LOC BNP Paribas SA, VRDN (a)	10,495,000	10,495,000
Series 2008 B3, 0.31%, LOC Lloyds TSB Bank PLC, VRDN (a)	5,200,000	5,200,000
Series 2008 B4, 0.31%, LOC KBC Bank NV, VRDN (a)	3,000,000	3,000,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 E1, 0.29%, LOC Fortis Banque SA, VRDN (a)	8,000,000	8,000,000
Series 2005 E2, 0.31%, LOC Fortis Banque SA, VRDN (a)	3,875,000	3,875,000
Series A, 0.3% 6/14/10, LOC ABN-AMRO Bank NV, CP	7,200,000	7,200,000
Series B, 0.35% 6/7/10, LOC ABN-AMRO Bank NV, CP	30,400,000	30,400,000
Series C, 0.3% 7/8/10, LOC ABN-AMRO Bank NV, CP	11,800,000	11,800,000
New York Pwr. Auth.:
Series 1:
0.25% 5/3/10, CP	41,838,000	41,838,000
0.28% 7/8/10, CP	5,000,000	5,000,000
0.29% 6/8/10, CP	2,050,000	2,050,000
0.3% 5/3/10, CP	19,331,000	19,331,000
0.3% 5/3/10, CP	2,667,000	2,667,000
0.3% 6/4/10, CP	9,996,000	9,996,000
0.3% 7/8/10, CP	3,300,000	3,300,000
Series 2, 0.28% 6/3/10, CP	1,610,000	1,610,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series 1994 D2, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	3,810,000	3,810,000
New York State Gen. Oblig. Bonds Series 2009 C, 2% 8/1/10	2,560,000	2,570,506
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	14,830,000	14,830,000
New York Urban Dev. Corp. Rev. Participating VRDN:
Series Putters 2283, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,375,000	14,375,000
Series Putters 2750, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000,000	1,000,000
Series Putters 3470, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,995,000	11,995,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev. Participating VRDN: - continued
Series SG 163, 0.28% (Liquidity Facility Societe Generale) (a)(d)	$ 10,760,000	$ 10,760,000
Rondout Valley Central School District BAN Series 2009, 1.5% 6/15/10	12,400,000	12,407,577
Rotterdam-Mohonasen Central School District BAN 2% 7/9/10	6,686,950	6,700,223
Sayville Union Free School District BAN 1.5% 6/25/10	11,000,000	11,015,823
Schenectady Gen. Oblig. BAN Series 2009, 2.5% 5/21/10	8,395,000	8,398,570
Seaford Union Free School District BAN (School Construction Proj.) 2% 7/15/10	19,400,000	19,457,044
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,265,000	3,265,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,400,000	4,400,000
Series 2003 B, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	39,200,000	39,200,000
Series 2005 A, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,195,000	10,195,000
Series 2005 B3, 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	12,365,000	12,365,000
Series 2005 B4, 0.31% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	22,505,000	22,505,000
Troy Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 2002 D, 0.28%, LOC Northern Trust Co., Chicago, VRDN (a)	4,100,000	4,100,000
Union-Endicott Central School District BAN Series 2009, 2% 8/13/10	6,400,000	6,416,443
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	9,960,000	9,960,000
		1,559,532,127
New York & New Jersey - 3.4%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Putters 1546, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,405,000	1,405,000
Series ROC II R 11439, 0.31% (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 2004 2, 0.36%, VRDN (a)	$ 8,300,000	$ 8,300,000
Series 2006 3, 0.36%, VRDN (a)	22,120,000	22,120,000
Series 2008 2, 0.36%, VRDN (a)	13,810,000	13,810,000
Series B:
0.3% 5/5/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	4,515,000	4,515,000
0.3% 6/1/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	4,695,000	4,695,000
		62,045,000
North Carolina - 0.6%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.31%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,900,000	4,900,000
Wake County Gen. Oblig. Series 2003 C, 0.31% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,600,000	6,600,000
		11,500,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,900,000	1,900,000
Tennessee - 0.5%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	9,200,000	9,200,000
Texas - 1.0%
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.3%, LOC Compass Bank, VRDN (a)	4,145,000	4,145,000
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.):
Series 2008 A, 0.55%, LOC Compass Bank, VRDN (a)	9,625,000	9,625,000
Series 2008 B, 0.55%, LOC Compass Bank, VRDN (a)	4,730,000	4,730,000
		18,500,000
Virginia - 0.4%
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	7,300,000	7,300,000
Washington - 0.3%
Washington Gen. Oblig. Participating VRDN Series BA 1212, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	4,640,000	4,640,000
Municipal Securities - continued
	Shares	Value
Other - 6.0%
Fidelity Tax-Free Cash Central Fund, 0.26% (b)(c)	109,326,000	$ 109,326,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,820,058,127)		1,820,058,127
NET OTHER ASSETS - (0.4)%		(6,900,581)
NET ASSETS - 100%		$ 1,813,157,546
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 30,822
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2010, the cost of investment securities for income tax purposes was $1,820,058,127.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010